Finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Cost Income [Abstract]
Schedule of company's incurred finance income (expense)

Year ended December 31	2020	2019	2018
Interest income	$43	$886	$1,115
Remeasurement of royalty obligation	953	316	(355)
Accretion of acquisition payable	(155)	(41)	—
Change in fair value of contingent consideration	(6)	—	—
Bank charges and other interest	(21)	(24)	(25)
Finance expense from lease obligation	(49)	(22)	—
Remeasurement of holdback receivable	—	—	326

	$765	$1,115	$1,061

Schedule of company's paid finance income (expense)
Year ended December 31	2020	2019	2018
Interest received	$43	$1,731	$279
Other interest, net and banking fees	(21)	(46)	(24)

	$22	$1,685	$255